Consolidated Statements of Stockholders' Equity - USD ($)	Total	Contributed Equity	Share-based Payment Reserve	Fair Value of Investment Reserve	FX Translation Reserve	Accumulated Deficit	Issuance Costs September	Issuance Costs September Contributed Equity	Issuance costs June	Issuance costs June Contributed Equity
Beginning balance at Jun. 30, 2021	$ 135,285,768	$ 234,147,526	$ 4,087,650	$ 1,085,411	$ 20,089,163	$ (124,123,982)
Net loss for the year	(92,817,371)					(92,817,371)
Total Comprehensive income and expense for the period	(92,817,371)					(92,817,371)
Exercise of options granted under LTIP and NED plan	257,175	1,129,691	(872,516)
Recognition of share-based payment	5,251,572		5,251,572
Ending balance at Jun. 30, 2022	47,977,144	235,277,217	8,466,706	1,085,411	20,089,163	(216,941,353)
Net loss for the year	(142,521,085)			(142,521,085)		(142,521,085)
Total Comprehensive income and expense for the period	(142,521,085)					(142,521,085)
Issuance of ordinary shares net of issuance costs	81,815,357	81,815,357
Exercise of options granted under LTIP and NED plan	1,040,720	3,790,978	(2,750,258)
Recognition of share-based payment	5,834,686		5,834,686
Ending balance at Jun. 30, 2023	(5,853,178)	320,883,552	11,551,134	1,085,411	20,089,163	(359,462,438)
Net loss for the year	(220,242,105)			(220,242,105)		(220,242,105)
Total Comprehensive income and expense for the period	(220,242,105)					(220,242,105)
Issuance of ordinary shares net of issuance costs							$ 50,273,023	$ 50,273,023	$ 94,926,676	$ 94,926,676
Exercise of options investor options	894	894
Recognition of share-based payment	5,084,613		5,084,613
Ending balance at Jun. 30, 2024	$ (75,810,077)	$ 466,084,145	$ 16,635,747	$ 1,085,411	$ 20,089,163	$ (579,704,543)